Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, Authorized shares (shares)	5,000,000.0	5,000,000.0
Preferred stock, unissued shares (shares)	5,000,000.0	5,000,000.0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized (shares)	200,000,000.0	200,000,000.0
Common stock, outstanding (shares)	52,900,000	55,700,000
Treasury (shares)	25,500,000	22,700,000